Summary of Significant Accounting Policies - Schedule of Property Plant and Equipment Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2019
Manufacturing Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Manufacturing Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Computer Equipment Software And Office Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Computer Equipment Software And Office Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Furniture and Fixtures | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Furniture and Fixtures | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives	Shorter of lease term or the useful lives of the improvements